Short-term loan (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 23, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Line of Credit Facility
Amount drawn				$ 13,000	¥ 85,856
Repayment of loan facility		$ 7,593	¥ 52,859		19,060
Subsidiaries | Hong Kong
Line of Credit Facility
Term of loan facility	24 months
Maximum borrowing capacity	$ 13,000
Repayment of loan facility		$ 7,666		$ 2,958
Interest expense | ¥			¥ 3,110		¥ 1,944
Interest rate spread (as a percent)		6.37%	6.37%
Subsidiaries | Hong Kong | 3-month LIBOR
Line of Credit Facility
Interest rate spread (as a percent)	4.36%